PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, are as follows:

	As of June 30,
	2024	2025	2025
	HKD	HKD	US$
Office equipment and other	386,790	1,816,860	232,930
Leasehold improvement	722,695	809,683	103,806
	1,109,485	2,626,543	336,736
Less: accumulated depreciation	(535,087)	(1,708,741)	(219,069)
Property and equipment, net	574,398	917,802	117,667

During the year ended December 31, 2023, the six months ended June 30, 2024 and the year ended June 30, 2025, the Company recorded depreciation expense of HKD211,692, HKD109,589 and HKD290,550 (US$37,250), respectively.